OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Other receivables
Prepaid expenses	$ 20,397	$ 20,473
Other tax credits	6,114	12,568
Related parties	634	470
DFI		3,374
Guarantee deposits	3,088	5,263
Compensation received for company acquisitions	1,079
Call option		8,782
Other	14,792	27,014
Allowance for other receivables	(1,349)	(3,819)
Total Current other receivables	44,755	74,125
Non-current other receivables
Prepaid expenses	7,025	4,413
Income tax credits	31,217	22,259
Other tax credits	703	119
DFI		952
Guarantee deposits	2,955	10,392
Compensation received for company acquisitions	2,417
Other	4,651	4,618
Total Non-current other receivables	48,968	42,753
Total Other receivables, net	$ 93,723	$ 116,878